Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,999,478,618.95	53,438		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.507%		July 15, 2025
Class A-2a Notes	$323,350,000.00	5.40%		April 15, 2027
Class A-2b Notes	$330,000,000.00	5.75353%	*	April 15, 2027
Class A-3 Notes	$653,300,000.00	5.10%		April 15, 2029
Class A-4 Notes	$93,350,000.00	4.96%		May 15, 2030
Class B Notes	$55,260,000.00	5.23%		May 15, 2030
Class C Notes	$36,830,000.00	0.00%		December 15, 2031
Total	$1,842,090,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$7,315,244.37

Principal:
Principal Collections	$39,330,725.05
Prepayments in Full	$17,383,225.69
Liquidation Proceeds	$67,358.93
Recoveries	$0.00
Sub Total	$56,781,309.67
Collections	$64,096,554.04

Purchase Amounts:
Purchase Amounts Related to Principal	$87,560.61
Purchase Amounts Related to Interest	$426.92
Sub Total	$87,987.53

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$64,184,541.57

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	3
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$64,184,541.57
Servicing Fee	$1,568,802.44	$1,568,802.44	$0.00	$0.00	$62,615,739.13
Interest - Class A-1 Notes	$1,149,073.81	$1,149,073.81	$0.00	$0.00	$61,466,665.32
Interest - Class A-2a Notes	$1,455,075.00	$1,455,075.00	$0.00	$0.00	$60,011,590.32
Interest - Class A-2b Notes	$1,687,702.13	$1,687,702.13	$0.00	$0.00	$58,323,888.19
Interest - Class A-3 Notes	$2,776,525.00	$2,776,525.00	$0.00	$0.00	$55,547,363.19
Interest - Class A-4 Notes	$385,846.67	$385,846.67	$0.00	$0.00	$55,161,516.52
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,161,516.52
Interest - Class B Notes	$240,841.50	$240,841.50	$0.00	$0.00	$54,920,675.02
Second Priority Principal Payment	$6,122,218.15	$6,122,218.15	$0.00	$0.00	$48,798,456.87
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$48,798,456.87
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$48,798,456.87
Regular Principal Payment	$228,616,847.63	$48,798,456.87	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$64,184,541.57

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$6,122,218.15
Regular Principal Payment					$48,798,456.87
Total					$54,920,675.02

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$54,920,675.02	$156.92	$1,149,073.81	$3.28	$56,069,748.83	$160.20
Class A-2a Notes	$0.00	$0.00	$1,455,075.00	$4.50	$1,455,075.00	$4.50
Class A-2b Notes	$0.00	$0.00	$1,687,702.13	$5.11	$1,687,702.13	$5.11
Class A-3 Notes	$0.00	$0.00	$2,776,525.00	$4.25	$2,776,525.00	$4.25
Class A-4 Notes	$0.00	$0.00	$385,846.67	$4.13	$385,846.67	$4.13
Class B Notes	$0.00	$0.00	$240,841.50	$4.36	$240,841.50	$4.36
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$54,920,675.02	$29.81	$7,695,064.11	$4.18	$62,615,739.13	$33.99

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$234,739,065.78	0.6706830	$179,818,390.76	0.5137668
Class A-2a Notes	$323,350,000.00	1.0000000	$323,350,000.00	1.0000000
Class A-2b Notes	$330,000,000.00	1.0000000	$330,000,000.00	1.0000000
Class A-3 Notes	$653,300,000.00	1.0000000	$653,300,000.00	1.0000000
Class A-4 Notes	$93,350,000.00	1.0000000	$93,350,000.00	1.0000000
Class B Notes	$55,260,000.00	1.0000000	$55,260,000.00	1.0000000
Class C Notes	$36,830,000.00	1.0000000	$36,830,000.00	1.0000000
Total	$1,726,829,065.78	0.9374293	$1,671,908,390.76	0.9076149

Pool Information
Weighted Average APR	4.657%	4.664%
Weighted Average Remaining Term	55.41	54.64
Number of Receivables Outstanding	51,754	50,659
Pool Balance	$1,882,562,922.68	$1,825,448,907.40
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,735,826,405.17	$1,683,876,847.63
Pool Factor	0.9415269	0.9129625

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,605,247.03
Yield Supplement Overcollateralization Amount	$141,572,059.77
Targeted Overcollateralization Amount	$178,414,036.04
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$153,540,516.64

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,605,247.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,605,247.03
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,605,247.03

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	3
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		76	$245,145.00
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$245,145.00
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1563%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0003%
Prior Collection Period			0.0798%
Current Collection Period			0.1587%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		178	$372,850.45
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$372,850.45
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0186%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,094.67
Average Net Loss for Receivables that have experienced a Realized Loss			$2,094.67

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.43%	176	$7,761,701.20
61-90 Days Delinquent	0.06%	29	$1,143,852.61
91-120 Days Delinquent	0.00%	1	$60,912.23
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.49%	206	$8,966,466.04

Repossession Inventory:
Repossessed in the Current Collection Period		15	$866,197.98
Total Repossessed Inventory		21	$1,115,088.20

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0000%
Prior Collection Period			0.0348%
Current Collection Period			0.0592%
Three Month Average			0.0313%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0660%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	3

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	110	$5,405,490.87
2 Months Extended	139	$6,352,079.50
3+ Months Extended	30	$1,284,243.07

Total Receivables Extended	279	$13,041,813.44
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer